One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

April 25, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Ohio National Variable Account A (1940 Act File No. 811-1978)

Post-Effective Amendment No. 37 to File No. 333-134982

Ladies and Gentlemen:

Attached hereto is post-effective amendment 37 to File number 333-134982. This post-effective amendment is being filed pursuant to Rule 485(b) of the Securities Act of 1933. This amendment is being filed to respond to SEC staff comments, include financials and make certain other non-material changes. The undersigned has reviewed the disclosures in the post-effective amendment and certifies that the post-effective amendment meets all of the requirements for effectiveness of this registration statement under Rule 485(b).

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

Kimberly A. Plante

Second Vice President and Counsel